Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Offering cost charged to the shareholders' equity	$ 1,044,453
Ordinary shares subject to possible redemption	27,600,000	27,600,000
Unrecognized tax benefits	$ 0	$ 0
Accrued interest and penalties related to unrecognized tax benefits	0	$ 0
Federal depository insurance coverage	250,000
Offering cost	$ 14,661,607
Restricted Investments Term	185 days
Deferred Costs, Noncurrent	$ 4,000,159
GEM Warrant [Member]
Accounting Policies [Line Items]
Deferred Costs, Noncurrent	$ 4,000,158
Common Class A [Member]
Accounting Policies [Line Items]
Ordinary shares subject to possible redemption	27,600,000	27,600,000
Common Class A [Member] | Warrant [Member]
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	14,891,667	14,891,667